UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   January 8, 2013
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        45
Form 13F Information Table Value Total:       90057
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1954    21050 SH       Sole                                      21050
ABBOTT LABS COM                COM              002824100     2089    31900 SH       Sole                                      31900
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     3291    49485 SH       Sole                                      49485
ANALOG DEVICES INC COM         COM              032654105     2377    56505 SH       Sole                                      56505
APPLE COMPUTER INC COM         COM              037833100     4064     7638 SH       Sole                                       7638
BANK OF NOVA SCOTIA COM        COM              064149107     2388    41260 SH       Sole                                      41260
BCE INC COM                    COM              05534B760     1290    30050 SH       Sole                                      30050
CANADIAN NATL RY CO COM        COM              136375102     2354    25865 SH       Sole                                      25865
CHEVRON CORP COM               COM              166764100     2317    21422 SH       Sole                                      21422
COCA COLA CO COM               COM              191216100     3166    87346 SH       Sole                                      87346
CORNERSTONE FINL CORP COM      COM              21925G102       34    40000 SH       Sole                                      40000
DEERE & CO COM                 COM              244199105     1279    14800 SH       Sole                                      14800
DU PONT E I DE NEMOURS COM     COM              263534109     2567    57070 SH       Sole                                      57070
ECOLAB INC                     COM              278865100     1960    27257 SH       Sole                                      27257
ENTERPRISE PRODUCTS            COM              293792107      786    15701 SH       Sole                                      15701
EXXON MOBIL CORP COM           COM              30231G102     3468    40073 SH       Sole                                      40073
FISERV INC COM                 COM              337738108     1164    14725 SH       Sole                                      14725
GENERAL ELEC CO COM            COM              369604103      209     9937 SH       Sole                                       9937
ILLINOIS TOOL WKS INC COM      COM              452308109     2172    35710 SH       Sole                                      35710
INTEL CORP COM                 COM              458140100     2280   110588 SH       Sole                                     110588
JACOBS ENGR GROUP DEL COM      COM              469814107      230     5400 SH       Sole                                       5400
JOHNSON & JOHNSON COM          COM              478160104     3901    55643 SH       Sole                                      55643
KINDER MORGAN ENERGY UT LTD PA COM              494550106      559     7002 SH       Sole                                       7002
MEDTRONIC INC COM              COM              585055106     2882    70262 SH       Sole                                      70262
MERCK & CO INC COM             COM              58933Y105      334     8150 SH       Sole                                       8150
MICROSOFT CORP COM             COM              594918104     2584    96728 SH       Sole                                      96728
NIKE INC CL B                  COM              654106103     2002    38800 SH       Sole                                      38800
ORACLE CORP COM                COM              68389X105     1790    53725 SH       Sole                                      53725
PROCTER & GAMBLE CO COM        COM              742718109     2518    37089 SH       Sole                                      37089
SCHLUMBERGER LTD COM           COM              806857108     1691    24404 SH       Sole                                      24404
STRYKER CORP COM               COM              863667101     1267    23118 SH       Sole                                      23118
T ROWE PRICE GROUP INC         COM              74144T108     2646    40635 SH       Sole                                      40635
TJX COS INC NEW COM            COM              872540109     2609    61460 SH       Sole                                      61460
UNITED TECHNOLOGIES CP COM     COM              913017109     3020    36820 SH       Sole                                      36820
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2409    34300 SH       Sole                                      34300
WAL MART STORES INC COM        COM              931142103     2663    39031 SH       Sole                                      39031
WELLS FARGO & CO COM           COM              949746101     2753    80535 SH       Sole                                      80535
NOVARTIS A G SPONSORED ADR                      66987V109     1583    25000 SH       Sole                                      25000
NOVO-NORDISK A S ADR                            670100205     1719    10534 SH       Sole                                      10534
PETROLEO BRASILEIRO SA SPON AD                  71654V408      358    18400 SH       Sole                                      18400
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1625    23563 SH       Sole                                      23563
TEVA PHARMACEUTCL INDS ADR                      881624209     1458    39040 SH       Sole                                      39040
UNILEVER PLC SPON ADR NEW                       904767704     2157    55700 SH       Sole                                      55700
ISHARES TR MSCI EMERG MKT                       464287234     3793    85525 SH       Sole                                      85525
JPMORGAN CHASE CAP XVI PFD TR                   481228203      298    11800 SH       Sole                                      11800